Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ (2,150,591)	$ (65,062)	$ (136,083)
Non-United States	(2,088,271)	(844,022)	(1,101,093)
Total	$ (4,238,862)	$ (909,084)	$ (1,237,176)